Costs (Details Textual)	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€) shares Number
DisclosureOfOperatingExpensesLineItems [Line Items]
Research and development expense	€ 185,000,000	€ 161,000,000	€ 176,000,000
Royalty expense	674,000,000	572,000,000	865,000,000
Minimum operating lease payments recognised as expense	1,022,000,000	566,000,000	635,000,000
Other expenses, by nature	1,844,000,000	1,512,000,000	1,135,000,000
Net provisions for contingencies	886,000,000	505,000,000	644,000,000
Provisions For Redundancy Incentives	18,000,000	47,000,000	31,000,000
Post-employment benefit expense, defined contribution plans	90,000,000	83,000,000	86,000,000
Directors' remuneration expense	14,500,000	7,100,000	6,700,000
Key management personnel compensation	43,000,000	44,000,000	42,000,000
Auditor's remuneration	760,000	738,000	551,000
Trading Net Income	44,000,000	36,000,000	471,000,000
Production Net Loss		19,000,000	16,000,000
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	927,000,000
Contingent rents recognised as expense	2,114,000,000
Minimum finance lease payments payable	2,280,000,000
Provision for credit commitments [member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Net provisions for contingencies	375,000,000	55,000,000	179,000,000
Environmental liabilities [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Net provisions for contingencies	200,000,000	198,000,000	232,000,000
Payroll and related costs [Member ]
DisclosureOfOperatingExpensesLineItems [Line Items]
Other Costs	162,000,000	202,000,000	€ 182,000,000
Number of instruments granted in share based payment arrangement | Number			11,000,000
Share-based payment arrangement, vesting term			three-year
Description of vesting requirements for share based payment arrangement			The number of shares that will be granted at the end of the vesting period is conditioned on a 50–50 basis to actual results of two performance parameters against preset targets: (i) a market condition in terms of Total Shareholder Return (TSR) of the Eni share compared to the TSR of the FTSE Mib index of the Italian Stock Exchange Market, and to a group of Eni’s competitors (“Peers Group”)24 and the TSR of their corresponding stock exchange market25; and (ii) growth in the Net Present Value (NPV) of proved reserves benchmarked against the Peer Group.
Share-based payment arrangement, vesting range			0% and 180%
Percentage of shares vest subject to lock-up clause of one year after vesting date			50.00%
Number Of Share Options Granted In Share based Payment Arrangement | shares			1,719,061
Weighted Average Exercise Price Of Share Options Granted In Share based Payment Arrangement			€ 7,990,000
Weighted Average Share Price Share Options Granted			€ 13,810,000
Expected Dividend As Percentage Share Options Granted			5.79%
Description Of Expected Volatility Share Options Granted			25.12%
Expense From Share based Payment Transactions With Employees			€ 400,000
Exploration Production Segment [Member] | Geological and geophysical expenses [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Services expense	273,000,000	204,000,000	254,000,000
Gas & Power Segment [Member] | Trade Receivables [Member]
DisclosureOfOperatingExpensesLineItems [Line Items]
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	€ 446,000,000	€ 399,000,000	€ 549,000,000